Derivative Assets And Liabilities (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012 contract	Dec. 31, 2011 contract
Derivative [Line Items]
Derivatives, notional amount	$ 2,400,000,000
Fair value of derivatives	4,700,000
Derivative Asset, Fair Value, Net	10,000,000
Derivative Liability, Fair Value, Net	14,700,000
Number of interest rate swaps held	6	4
Notional amount of interest rate swap derivatives	700,000,000	500,000,000
Interest rate swaps, fair value	$ (11,300,000)	$ 9,800,000
Maximum length of time hedged in cash flow hedge	12 years
Genesis [Member]
Derivative [Line Items]
Number of interest rate swaps held	2